Consolidated statement of cash flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Operating activities
Profit/(loss) before tax from continuing operations	₽ 2,647	₽ (1,192)	[1]	₽ 8,230	[1]
Profit before tax from discontinued operations	2,298	19,376		12,386
Profit before tax	4,945	18,184		20,616
Adjustments to reconcile profit before tax to net cash flows generated from operating activities:
Depreciation and amortization	1,345	1,085		1,130
Foreign exchange loss/(gain), net	(2,341)	650		29
Interest income, net	(8,279)	(6,368)		(3,040)
Credit loss expense	1,432	2,381		336
Share of (gain)/loss of an associate and a joint venture	147	39		(306)
Share-based payments		86		8
Gain on disposal of subsidiaries	(407)
Gain on disposal of an associate				(8,177)
Impairment of non-current assets	14,408	47		24
Other	(885)	(140)		(100)
Changes in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(6,541)	(5,636)		394
(Increase)/decrease in other assets	1,250	(1,620)		(175)
(Decrease)/increase in customer accounts and amounts due to banks	4,353	2,018		(4,670)
(Decrease)/increase in accounts payable and accruals	1,017	4,251		(6,228)
Increase/(Decrease) in other liabilities	(748)	871		1,491
Increase in loans issued as operating activity	(5,297)	(3,804)		(5,720)
Cash flows (used in)/generated from operations	4,399	12,044		(4,388)
Interest received	10,255	7,192		3,538
Interest paid	(370)	(507)		(559)
Income tax paid	(4,409)	(3,838)		(3,101)
Net cash flow (used in)/generated from operating activities	9,875	14,891		(4,510)
Investing activities
Proceeds from sale of an associate		4,855		4,947
Cash paid as investments in associates	(315)	(660)
Cash (used in)/received upon business combination	(47)	1,012		(501)
Cash disposal upon sale of subsidiaries	(177)
Purchase of property and equipment	(776)	(232)		(302)
Purchase of intangible assets	(321)	(234)		(213)
Proceeds from sale of fixed and intangible assets	52	7		11
Loans issued	(3,209)	(29)		(25)
Repayment of loans issued	63	32		162
Purchase of debt securities	(25,144)	(5,938)		(10,584)
Proceeds from sale and redemption of debt securities	4,917	2,391		3,737
Dividends received from an associate				532
Net cash (used in)/generated from investing activities	(24,957)	1,204		(2,236)
Financing activities
Repayment of debt	(3,846)	(810)		(1,854)
Proceeds from borrowings	8,159
Payment of principal portion of lease liabilities	(320)	(233)		(274)
Dividends paid to owners of the Group				(5,211)
Dividends paid to non-controlling shareholders	(292)	(173)		(78)
Transactions with non-controlling interest	(304)
Net cash (used in)/generated from financing activities	3,397	(1,216)		(7,417)
Effect of exchange rate changes on cash and cash equivalents	2,328	(450)		(186)
Effect of change in ECL on cash and cash equivalents	(9)
Net (decrease)/increase in cash and cash equivalents	(9,366)	14,429		(14,349)
Cash and cash equivalents at the beginning of year	47,462	33,033		47,382
Cash and cash equivalents at the end of year	₽ 38,096	₽ 47,462		₽ 33,033

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)